Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax benefit using the Company's domestic tax rate, percentage									15.00%	15.00%	15.00%
Effect of tax rates in foreign jurisdictions, percentage									13.90%	13.60%	9.81%
Non deductible expenses, percentage									0.81%	3.64%	2.84%
Tax exempt income, percentage									0.28%	5.99%	0.08%
Utilization of previously unrecognised tax losses, percentage									0.30%	0.02%	0.02%
Current year losses for which no deferred tax asset was recognized, percentage									29.00%	29.37%	17.35%
Change in unrecognised temporary differences, percentage									0.28%	1.73%	4.90%
Others, percentage									0.00%	0.05%	0.00%
Loss for the year	$ (44,117)	$ (45,348)	$ (62,321)	$ (68,454)	$ (73,098)	$ 16,556	$ (39,447)	$ (14,314)	$ (220,240)	$ (110,303)	$ (88,542)
Income tax expense									(91)	(193)	(155)
Loss before tax	$ (44,031)	$ (45,432)	$ (62,271)	$ (68,415)	$ (73,084)	$ 16,608	$ (39,350)	$ (14,284)	(220,149)	(110,110)	(88,387)
Income tax benefit using the Company's domestic tax rate									33,020	16,517	13,261
Effect of tax rates in foreign jurisdictions									30,611	14,978	8,671
Non deductible expenses									(1,781)	(4,005)	(2,508)
Tax exempt income									622	6,593	74
Utilization of previously unrecognised tax losses									655	24	15
Current year losses for which no deferred tax asset was recognized									(63,833)	(32,340)	(15,334)
Change in unrecognized deductible temporary differences									620	(1,908)	(4,335)
Others									(5)	(52)	1
Total									$ (91)	$ (193)	$ (155)